Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2024 and December 31, 2023 are as follows:

		Europe, MEA
	North America	and APAC	LATAM	Total
Balance as of December 31, 2022	$248	$2,335	$139	$2,722
Acquisitions	—	20	(24)	(4)
Translation adjustment	16	89	19	124
Balance as of December 31, 2023	264	2,444	134	2,842
Acquisitions	3,882	94	206	4,182
Translation adjustment	(23)	(141)	(38)	(202)
Balance as of December 31, 2024	$4,123	$2,397	$302	$6,822